Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document And Entity Information [Abstract]
Entity Registrant Name	Spark Networks SE
Entity Central Index Key	0001705338
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Jun. 30, 2020
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2